Total
FPA Global Equity ETF
FPA GLOBAL EQUITY ETF
Investment Objective
The FPA Global Equity ETF (the "Fund") seeks long-term growth of principal and income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund ("Shares"). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	FPA Global Equity ETF FPA Global Equity ETF
Management Fee	0.70%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.40%	[1]
Total Annual Fund Operating Expenses	1.10%
Fee Waiver and Expense Reimbursement	(0.61%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.49%
[1]	"Other Expenses" are estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	The Fund's investment advisor has contractually agreed to limit Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the advisor))), to 0.49% of the Fund's average daily net assets until January 31, 2026. The advisor may recoup any operating expenses in excess of these limits from the Fund within three years if such recoupment can be achieved within the lesser of the foregoing expense limits and the expense limits in place at the time of recoupment. In addition, the advisor may seek reimbursement from the Fund of fees waived or payments made by the advisor to the Predecessor Fund (defined below) prior to the Predecessor Fund's reorganization for a period ending three years after the date of the waiver or payment if such recoupment can be achieved within the lesser of the foregoing expense limited and the expense limits in place at the time of the recoupment. This agreement may only be terminated before its expiration date by the Board of Trustees of Investment Managers Series Trust III.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. The Example reflects the Fund's contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
FPA Global Equity ETF | FPA Global Equity ETF | USD ($)	50	225	484	1,227

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the fiscal year ended September 30, 2023, the Predecessor Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

Although the Fund has adopted a policy to invest, under normal circumstances, at least 80% of its assets in equity securities, the Fund's investment advisor, First Pacific Advisors, LP (the "Advisor"), expects to invest, under normal circumstances, at least 95% of the Fund's assets in equity securities. The Fund invests primarily in publicly traded common stocks of mid- and large-cap U.S. and non-U.S. companies, including companies in emerging market countries. The Fund defines mid- and large-cap companies to be those with market capitalizations equal to or greater than $10 billion at the time of initial purchase. These securities may be traded on major stock exchanges, regional stock exchanges, over-the-counter markets and other quotation systems. Under normal circumstances, the Fund expects to invest at least 40% of its total assets in equity securities of non-U.S. issuers (i.e., if the issuer is headquartered outside the United States, if at least 50% of its assets are outside the United States, or if at least 50% of its gross income is from non-U.S. sources). The equity securities held by the Fund may include common stocks, preferred stocks, and depositary receipts (including those paying dividends).

The Advisor manages the Fund's portfolio according to its Contrarian Value Equity Strategy, which seeks to invest in companies that currently appear out of favor or are undervalued by the stock market, including those mired in bad news according to media headlines, but have a favorable outlook for long-term total return (growth of principal and income) in the Advisor's estimation over five to ten years. The Advisor conducts deep research into the underlying financial condition and prospects of individual companies, including potential future earnings, cash flow, and dividends to shareholders. The Advisor consults with Wall Street professionals, industry consultants and the target company's customers, competitors and executives to understand the company's potential. The Advisor may, as part of its research, review current and historic SEC filings, conference call transcripts, and relevant periodicals to gain a full picture of the company.

After identifying target companies for the Fund, the Advisor selects the companies the equity securities of which are offered at a "substantial discount" to the Advisor's estimation of the company's worth or intrinsic value. In seeking a "substantial discount," the Advisor looks for genuine bargains by seeking securities it believes have a compelling economic risk/reward proposition on an absolute basis rather than relative to companies in the same industry, or a comparative index or benchmark. The Advisor may sell a security if its market price exceeds the Advisor's estimate of its intrinsic value, or if its economic risk/reward proposition is no longer compelling or less compelling than that of other investments identified by the Advisor. In seeking to achieve the Fund's investment objective, the Advisor may, at times, accept market volatility in the Fund's share price and short-term Fund underperformance.

Principal Risks
Performance

The Fund commenced operations and acquired the assets and liabilities of the FPA Global Equity ETF, a series of Northern Lights Fund Trust III (the "Predecessor Fund"), resulting from a reorganization of the Predecessor Fund with and into the Fund, on April 26, 2024. As a result of the acquisition, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below reflect the performance of the Predecessor Fund.

The bar chart and Average Annual Total Return table below provide an indication of the risks of investing in the Predecessor Fund by showing changes in the Predecessor Fund's performance from year-to-year and by showing how the Predecessor Fund's average annual total returns based on net asset value compared to those of a broad-based securities market index. The Predecessor Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Predecessor Fund's performance information is accessible on the Fund's website at https://fpag.fpa.com or by calling (800) 982-4372.

Calendar-Year Total Return (before taxes) for the Predecessor Fund For each calendar year at NAV

The year-to-date total return for the Predecessor Fund as of March 31, 2024 was 8.80%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

Highest Calendar Quarter Return at NAV  12.54%  Quarter Ended 12/31/2022

Lowest Calendar Quarter Return at NAV  (15.60)%  Quarter Ended 6/30/2022

Average Annual Total Returns (for periods ended December 31, 2023)
Average Annual Returns - FPA Global Equity ETF		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
FPA Global Equity ETF		29.00%	4.31%	Dec. 16, 2021
After Taxes on Distributions | FPA Global Equity ETF	[1]	28.57%	3.99%
After Taxes on Distributions and Sale of Fund Shares | FPA Global Equity ETF	[1]	17.53%	3.28%
MSCI AC World Index (Net)	[2]	22.20%	0.82%	Dec. 16, 2021
[1]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The MSCI AC World Index (Net) is a stock index designed to track broad global equity-market performance. Maintained by Morgan Stanley Capital International (MSCI), the index comprises the stocks of nearly 3,000 companies from 23 developed countries and 25 emerging markets. Investors cannot invest directly in an index.